Productivity Improvement And Restructuring Initiatives - (Schedule Of Restructuring Reserve By Type Of Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Costs incurred	$ 23.7	$ 35.8	$ 34.4
Cost of sales
Restructuring Cost and Reserve [Line Items]
Costs incurred	7.8	6.3	12.2
Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Costs incurred	$ 15.9	$ 29.5	$ 22.2